Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current:
Open balances	₪ 1,105	₪ 702
Unbilled	516	352
Current total	1,621	1,054
Non-current:
Open balances	106	233
Unbilled	698	818
Non-current total	₪ 804	₪ 1,051